Derivatives - Cash Flow Hedge Gains and Losses (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Consolidated Statements of Comprehensive Income:
Gains (losses) recognized in Accumulated other comprehensive income on cash flow hedge derivatives	$ (12)	$ (32)	$ (2)	$ (32)
(Gains) losses reclassified from Accumulated other comprehensive income into income	(6)	4	(16)	4
Tax benefit on cash flow hedges	4	7	4	7
Net change of the effective portion of designated cash flow hedges	(14)	(21)	(14)	(21)
Research and development
Consolidated Statements of Comprehensive Income:
(Gains) losses reclassified from Accumulated other comprehensive income into income	(3)	2	(9)	2
Selling, general and administrative expenses
Consolidated Statements of Comprehensive Income:
(Gains) losses reclassified from Accumulated other comprehensive income into income	$ (3)	$ 2	$ (7)	$ 2